STATEMENT OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 1,501,732		$ 35,004	$ 1,773,658
Loss from operations	(1,501,732)		(35,004)	(1,773,658)
Other income (expense)
Change in fair value of derivative liabilities	(1,387,420)		(10,659,080)	19,742,760
Transaction cost - derivative liabilities			(1,126,070)
Gain on marketable securities, dividends and interest held in Trust Account	10,325		20,525	69,884
Net (loss) income	$ (2,878,827)	$ 20,917,813	$ (11,799,629)	$ 18,038,986
Class A Ordinary Shares Subject to Redemption
Other income (expense)
Basic and diluted weighted average shares outstanding	41,400,000		41,400,000	41,400,000
Basic and diluted net (loss) income per share	$ 0.00		$ 0.00	$ 0.00
Class B Ordinary Shares
Other income (expense)
Net (loss) income			$ 4,800,000
Class B Ordinary Shares Subject to Redemption [Member]
Other income (expense)
Basic and diluted weighted average shares outstanding			10,350,000
Basic and diluted net (loss) income per share			$ (1.14)
Class B Ordinary Shares Not Subject to Redemption [Member]
Other income (expense)
Net (loss) income	$ (2,878,827)			$ 18,038,986
Basic and diluted weighted average shares outstanding	10,350,000			10,350,000
Basic and diluted net (loss) income per share	$ (0.28)			$ 1.74